Note 30 - Related Party Transactions	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of related party [text block]
30.	Related party transactions

Following dilution due to issuance of ordinary share capital to third parties in the year, AWN is no longer the ultimate controlling party of VivoPower, but retains a significant influence.

Kevin Chin, Chairman and Chief Executive Officer of VivoPower, is also Chief Executive of AWN. During the period, a number of services were provided to the Company from AWN and its subsidiaries; the extent of the transactions between the two groups is listed below.

In the prior fiscal year, on June 30, 2020, the Company refinanced its $23.4 million shareholder loan due to AWN Holdings Limited (“AWN”), its largest shareholder. The shareholder loan bore interest at 10.0% per annum plus a line fee of 2.0% per annum, payable monthly in advance. No interest or line fee settlements were required until after a corporate liquidity event had occurred. Principal was repayable in 9 equal monthly installments from July 2021 until March 2022. Security granted to AWN comprised a Specific Security Deed over the assets of Aevitas O Holdings Pty Ltd and general security over the assets of VivoPower International PLC.

In December 2020, following the successful capital raise in October 2020, the Company and AWN agreed some further amendments to the terms of the loan, reducing the interest rate from 10.0% to 8.0% per annum, and reduction in line fee from 2.0% to 0.8% per annum, payable monthly in advance. Principal is repayable in 60 equal monthly installments of $0.35 million from July 2021 to June 2026, as well as an immediate stand-alone repayment of $2.2 million principal, paid in April 2021.

On June 30, 2021, the Company agreed a further refinancing of its shareholder loan with AWN, to align the repayment schedule with the timing of the investment and revenue growth plan in Electric Vehicles. Under the amended terms, the repayment of principal has been deferred to January 1, 2023, with monthly installments of $0.35 million over the following sixty months, resulting in loan maturity extending from June 30, 2026, to December 31, 2027. In addition, the Company will cash settle a refinancing fee of approximately $0.34 million in two tranches on June 30, 2022, and December 31, 2022. The interest rate and line fee remain unchanged at 8% and 0.8% respectively and other terms remain unchanged.

Michael Hui, non-executive director of VivoPower International PLC, is also an employee and director of AWN. During the year ended June 30, 2021, Mr. Hui invoiced the Company $48,000 for director fees. At June 30, 2021, the Company had an account payable of $nil in respect of these services and an amount accrued of $1,000. Furthermore annual 3,500 RSUs ($2,625) 27,095 quarterly PSUs ($20,321) and 7,788 ($50,000) one-off RSUs vested to Michael Hui in the current year.

From time to time, costs incurred by AWN on behalf of VivoPower are recharged to the Company. During the year ended June 30, 2021, $1,028,096 was recharged to the Company. At June 30, 2021, the Company has a payable to AWN in respect of recharges of $4,345 ( June 30, 2020: $202,024; June 30, 2019: $1,268,670; March 31, 2019: $1,268,670).

Aevitas was indebted to the following subsidiaries of AWN via their holdings in Aevitas convertible loan notes and convertible preference shares, which converted into rights to VivoPower shares on June 30, 2021, subsequently issued on July 21, 2021. These convertible instruments were accounted for as equity instruments within other reserves, as more fully described in Note 26 to the consolidated financial statements.

Subsidiaries of AWN earned $737,220 of interest on convertible loan notes and $315,951 of dividends on convertible preferred shares during the year ended June 30, 2021. This interest and the dividends, plus amounts outstanding from prior periods, a total of $2,397,488, were paid to AWN subsidiaries during the year ended June 30, 2021. Upon redemption at June 30, 2021, the face value plus interest and dividends outstanding to June 30, 2021, were reinvested into rights to shares in VivoPower International PLC, at a subscription price of $10.20 per share, as follows:

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Arowana Australasian Special Situations 1A Pty Ltd: 666,666 Aevitas convertible loan notes with a Redemption Sum of $4,617,719, and 388,889 Aevitas convertible preferred shares with a Redemption Sum of $1,192,352;

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Arowana Australasian Special Situations 1B Pty Ltd: 666,667 Aevitas convertible loan notes with a Redemption Sum of $4,617,727, and 388,889 Aevitas convertible preferred shares with a Redemption Sum of $1,192,352;

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Arowana Australasian Special Situations 1C Pty Ltd: 666,667 Aevitas convertible loan notes with a Redemption Sum of $4,617,727; and 388,889 Aevitas convertible preferred shares with a Redemption Sum of $1,192,352; and

●	Arowana Australasian Special Situations Fund 1 Pty Limited: 833,333 Aevitas convertible preferred shares with a Redemption Sum of $2,555,038.

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one of the directors of the corporate trustee of such trust, who exchanged 4,697 convertible loan notes and 4,697 convertible preference shares for 4,697 Aevitas Preference Shares, of face value A$46,970. The Panaga Group Trust earned $294 interest on the convertible loan notes and $126 on the convertible preference shares prior to exchange, which was paid during the year ended June 30, 2021.

Chief Executive fees for Kevin Chin in the amounts of $443,816 and training annual allowance of $51,976 were charged to the Company by AWN during the year ended June 30, 2021. Furthermore annual 17,740 RSUs ($13,080) and 135,012 quarterly PSUs ($101,259) vested to APG for Mr. Chin as Chief Executive in the current year.

Chairman’s fees for Kevin Chin in the amounts of $92,119 were charged to the Company by Arowana Partners Group Pty Ltd (“APG”), and 7,788 ($50,000) one-off RSUs vested to APG as Chairman in the current year. Mr. Chin is a shareholder and director of Arowana Partners Group Pty Ltd during the year ended June 30, 2021.

On July 01, 2020, Arowana International UK Limited (“AWE”), previously a subsidiary of AWN, ceased to be a subsidiary of AWN, and ownership of this entity is not under common control. Accordingly, AWE is no longer a related party to the Company in the year ended June 30, 2021.